Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Bitcoin Daily Target ETF
Class Name	T-REX 2X Long Bitcoin Daily Target ETF
Trading Symbol	BTCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Bitcoin Daily Target ETF for the period of January 1, 2025 to December 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcl/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Bitcoin Daily Target ETF	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Long Bitcoin Daily Target ETF (the “Fund”) returned -39.37%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Cryptocurrency markets experienced heightened volatility and declines during 2025 amid shifting monetary policy expectations and regulatory uncertainty.

•   The Fund generally aimed to provide 2x daily exposure to the price of Bitcoin.

•   Declines in Bitcoin prices, combined with the leveraged structure, amplified losses during market drawdowns.

•   Compounding effects from daily rebalancing, volatility in Bitcoin price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Bitcoin. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Bitcoin’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Bitcoin is subject to extreme price volatility and regulatory uncertainty.

•   Market Risk — Financial markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (07/11/24)
T-REX 2X Long Bitcoin Daily Target ETF	-39.37%	15.23%
S&P 500® Index	17.88%	16.30%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/btcl/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/btcl/.
Net Assets	$ 37,213,821
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 491,152
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$37,213,821
Number of Holdings	2
Total Net Advisory Fee	$491,152
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	100.41%
Liabilities in Excess of Other Assets	-0.12%
Derivatives	-0.29%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Bitcoin Daily Target ETF
Class Name	T-REX 2X Inverse Bitcoin Daily Target ETF
Trading Symbol	BTCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2025 to December 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/btcz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Bitcoin Daily Target ETF	$56	0.95%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Inverse Bitcoin Daily Target ETF (the “Fund”) returned -29.04%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Bitcoin prices experienced significant volatility during 2025, with sharp rallies during portions of the year.

•   The Fund generally aimed to provide 2x inverse daily exposure to the price of Bitcoin.

•   Periods of rising Bitcoin prices negatively impacted performance due to the Fund’s short exposure.

•   Compounding effects from daily rebalancing, volatility in Bitcoin price movements, and management fees affected results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to -200% of the daily performance of Bitcoin. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from -200% of Bitcoin’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Bitcoin is subject to extreme price volatility and regulatory uncertainty.

•   Inverse Exposure Risk — Losses may occur when Bitcoin prices rise.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception (07/11/24)
T-REX 2X Inverse Bitcoin Daily Target ETF	-29.04%	-70.11%
S&P 500® Index	17.88%	16.30%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/btcz/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jul. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/btcz/.
Net Assets	$ 12,832,270
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 51,738
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$12,832,270
Number of Holdings	1
Total Net Advisory Fee	$51,738
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	107.64%
Derivatives	-0.06%
Liabilities in Excess of Other Assets	-7.58%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-Rex 2X Long Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Ether Daily Target ETF
Class Name	T-REX 2X Long Ether Daily Target ETF
Trading Symbol	ETU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Ether Daily Target ETF for the period of January 1, 2025 to December 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Ether Daily Target ETF	$75	0.95%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Long Ether Daily Target ETF (the “Fund”) returned -62.39%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Cryptocurrency markets experienced significant declines and elevated volatility during 2025.

•   The Fund generally aimed to provide 2x daily exposure to the price of Ethereum.

•   Sharp declines in Ethereum prices, combined with the leveraged structure, amplified losses during market drawdowns.

•   Compounding effects from daily rebalancing, volatility in Ethereum price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Ethereum. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Ethereum’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk — Ethereum is subject to significant price volatility and technological risks.

•   Market Risk — Financial markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (10/25/24)
T-REX 2X Long Ether Daily Target ETF	-62.39%	-36.97%
S&P 500® Index	17.88%	16.39%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/etu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/etu/.
Net Assets	$ 20,998,908
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 169,771
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$20,998,908
Number of Holdings	1
Total Net Advisory Fee	$169,771
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	99.58%
Derivatives	2.50%
Liabilities in Excess of Other Assets	-2.08%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-Rex 2X Inverse Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Ether Daily Target ETF
Class Name	T-REX 2X Inverse Ether Daily Target ETF
Trading Symbol	ETQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse Ether Daily Target ETF for the period of January 1, 2025 to December 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etq/. You can also request this information by contacting us at (833) 759-6110
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etq/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Ether Daily Target ETF	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025 to December 31, 2025, the T-REX 2X Inverse Ether Daily Target ETF (the “Fund”) returned -77.80%.

•   In comparison, the S&P 500® ETF returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   Ethereum prices experienced periods of sharp appreciation during 2025, contributing to losses for inverse exposure strategies.

•   The Fund generally aimed to provide 2x inverse daily exposure to the price of Ethereum.

•   Sustained rallies in Ethereum prices negatively impacted performance due to the Fund’s short exposure.

•   Compounding effects from daily rebalancing, volatility in Ethereum price movements, and management fees affected results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to -200% of the daily performance of Ethereum. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from -200% of Ethereum’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Digital Asset Risk – Ethereum is subject to significant price volatility and technological risks.

•   Inverse Exposure Risk — Losses may occur when Ethereum prices rise.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (10/25/24)
T-REX 2X Inverse Ether Daily Target ETF	-77.80%	-87.34%
S&P 500® Index	17.88%	16.39%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/etq/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 23, 2026
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/etq/.
Net Assets	$ 1,926,383
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 14,613
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$1,926,383
Number of Holdings	1
Total Net Advisory Fee	$14,613
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	102.71%
Liabilities in Excess of Other Assets	-0.01%
Derivatives	-2.70%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Reverse Stock Split

On October 14, 2025, the Board of Trustees of the Trust approved a 1-for-20 reverse stock split for Inverse Ether. The record date for the reverse stock split was October 27, 2025, and the split was effected after the close of trading on October 28, 2025, with shares beginning to trade on a split-adjusted basis on October 29, 2025. The Fund’s Creation Unit size remained unchanged at 10,000 shares. All historical per share data has been retroactively adjusted to reflect the reverse stock split.

Fund Liquidation

On February 19, 2026, the Board of Trustees of World Funds Trust approved a Plan of Liquidation for the T-REX 2X Inverse Ether Daily Target ETF (ETQ) (the “Fund”), based on the recommendation of Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and close to purchases on March 16, 2026, and is expected to liquidate on March 23, 2026. Shareholders may sell shares through the closing date. On or about the liquidation date, remaining shareholders will receive a cash distribution equal to their proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. As the portfolio is liquidated, the Fund may hold increased cash and deviate from its investment objective, and it will terminate following completion of distributions.